HORIZONS ETF TRUST I

(the “Trust”)

Horizons DAX Germany ETF (DAX)

Horizons NASDAQ 100 Covered Call ETF (QYLD)

BullMark LatAm Select Leaders ETF (BMLA)

Principal U.S. Listing Exchange for above Funds: The NASDAQ Stock Market

Horizons USA Managed Risk ETF (USMR)

Principal U.S. Listing Exchange for the Fund: NYSE ARCA

(the “Funds”)

Supplement dated May 25, 2017 to the Funds’ Currently Effective Prospectus

This supplement provides new and additional information beyond that contained in the currently effective Prospectus dated February 28, 2017 for the Funds, each a series of the Trust, and should be read in conjunction with that document.

Effective immediately, Kevin Kelly will no longer be a portfolio manager of any Fund. All references to Mr. Kelly contained in the Prospectus are hereby deleted.

Effective immediately, the following replaces the second paragraph under “Management” on page 6 of the Prospectus:

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: Garrett Paolella (since October 2014), Jonathan Molchan (since May 2017) and Troy Cates (since May 2017).

Effective immediately, the following replaces the second paragraph under “Management” on page 14 of the Prospectus:

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: Garrett Paolella (since December 2013, Jonathan Molchan (since May 2017) and Troy Cates (since May 2017).

Effective immediately, the following replaces the second paragraph under “Management” on page 19 of the Prospectus:

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: Garrett Paolella (since May 2016), Jonathan Molchan (since May 2016) and Troy Cates (since May 2017).

Effective immediately, the following replaces the paragraph under “Portfolio Managers” on page 25 of the Prospectus:

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio: Garrett Paolella (since September 2016), Jonathan Molchan (since May 2017) and Troy Cates (since May 2017).

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Effective immediately, the following replaces the second paragraph under “Portfolio Managers” on page 42 of the Prospectus:

Troy Cates, Managing Director, Head of Trading and Portfolio Manager. Mr. Cates has been employed by the Adviser or related entities since September 2014. As Head of Trading, he oversees the trading operations at the Adviser. Prior to joining the Adviser, he was an Executive Director at MKM Partners, a research, sales and trading firm based in Stamford, Connecticut where he was an institutional execution trader focusing on U.S. and International equities and the syndicate calendar from 2006 to 2014. Prior to MKM Partners, he was a trader at Knight Capital Group. Mr. Cates started his career working as a market maker for Spencer Trask, a New York based venture capital firm, from 1998 to 2004. Mr. Cates graduated from University at Albany with a Bachelor of Science in Business Administration focusing on Finance and Marketing.

Effective immediately, the following replaces the fourth paragraph under “Portfolio Managers” on page 42 of the Prospectus:

Mr. Paolella has served as a portfolio manager of the Funds: since December 2013 with respect to the Horizons NASDAQ 100 Covered Call ETF, since October 2014 with respect to the Horizons DAX Germany ETF, since May 2016 with respect to the BullMark LatAm Select Leaders ETF and since September 2016 with respect to the Horizons USA Managed Risk ETF.

Mr. Molchan has served as a portfolio manager of the Funds: since May 2017 with respect to the Horizons NASDAQ 100 Covered Call ETF, since May 2017 with respect to the Horizons DAX Germany ETF, since May 2016 with respect to the BullMark LatAm Select Leaders ETF and since May 2017 with respect to the Horizons USA Managed Risk ETF.

Mr. Cates has served as a portfolio manager of the Funds: since May 2017 with respect to the Horizons NASDAQ 100 Covered Call ETF, since May 2017 with respect to the Horizons DAX Germany ETF, since May 2017 with respect to the BullMark LatAm Select Leaders ETF and since May 2017 with respect to the Horizons USA Managed Risk ETF.

Please call 844.723.8637 for more information.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

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